Benefit Plans (Weighted-Average Assumptions To Determine Benefit Obligations) (Details)	Dec. 31, 2011	Dec. 31, 2010
U.S. Plans - Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.50%	5.40%
Rate of compensation increase	3.50%	3.50%
Non-U.S. Plans - Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.40%	4.00%
Rate of compensation increase	2.66%	2.90%